PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PLANT AND EQUIPMENT
5. PLANT AND EQUIPMENT

Plant and equipment consisted of the following:

	As of December 31,
	2020	2019

Office equipment	$21,668	$15,638
Furniture and fixtures	18,178	14,827
Leasehold improvement	51,671	-
Foreign translation difference	225	88
	91,742	30,553
Less: accumulated depreciation	(27,478)	(9,138)
Less: foreign translation difference	(103)	(53)
	$64,161	$21,362

Depreciation expense for the years ended December 31, 2020 and 2019 were $18,340 and $6,073, respectively.